Trade Receivables - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Trade Receivables
Cumulative allowance for credit losses	$ 311		$ 46
Net trade receivables due from former customer group	5,343		$ 4,158
Net trade receivables due from customer and affiliates		$ 21,375
Credit risk
Trade Receivables
Management recognized credit loss	$ 21,812	1,317
Large exposure customers | Credit risk
Trade Receivables
Reversals		1,541
Increase in valuation allowance based on revision of expected future cash flows		$ 224